Earnings per share - Notes (Details) € / shares in Units, € in Millions	6 Months Ended
Sep. 30, 2018 EUR (€) € / shares
Earnings per share
Decrease in basic and diluted earnings per share | €	€ 31
Decrease in basic loss per share from continuing operations	€ 0.11
Decrease in basic loss per share	0.11
Decrease in diluted loss per share from continuing operations	0.11
Decrease in diluted loss per share	€ 0.11